SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Group has evaluated subsequent events through April 28, 2023, which is the date when the financial statements were issued.Since January 1, 2023 till April 28, 2023, the Company negotiated with investors of 1 Pharmacy Technology in the contingently redeemable non-controlling interest in 1 Pharmacy Technology, and has obtained commitments from certain investors, who agreed to not exercise their redemption rights before June 30,2024 in connection with redeemable shares amounted to RMB584 million as of December 31, 2022, and one investor holding redeemable shares of RMB114 million has made the same undertaking , subject to certain customary conditions.